Share-based payments - Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Disclosureofnumberandweightedaverageexercisepricesofshareoptions [Abstract]
Number stock options, Beginning balance | shares	3,830,652	3,181,538	2,470,295
Number stock options, Granted | shares	860,000	936,000	742,500
Number stock options, Exercised | shares	(514,356)	(241,825)	(31,257)
Number stock options, Forfeited | shares	(307,108)	(45,061)	0
Number stock options, Ending balance | shares	3,869,188	3,830,652	3,181,538
Weighted average exercise price, Beginning balance | € / shares	€ 9.46	€ 9.69	€ 9.18
Weighted average exercise price, Granted | € / shares	19.79	6.53	16.12
Weighted average exercise price, Exercised | € / shares	3.41	1.45	2.38
Weighted average exercise price, Forfeited | € / shares	14.79	8.9	0
Weighted average exercise price, Ending balance | € / shares	€ 12.36	€ 9.46	€ 9.69